ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2013
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	June 30,	December 31,
	2013	2012
Accounts payable	$1,547,478	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	304,362	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$1,969,690	$377,376